Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts	The notional amounts of outstanding foreign currency contracts in U.S. dollars are as follows:

	December 31,
	2020	2021

Derivatives designated as hedging instruments	$82	$1,817
Derivatives not designated as hedging instruments	1,978	76
Total	$2,060	$1,893

Summary of derivative and hedging gains (losses)	These gains (losses) were recorded in the consolidated statements of comprehensive income (loss), as follows:

	December 31,
	2019	2020	2021

Cost of revenue	$36	$81	$(10)
Research and development	143	233	(38)
Sales and marketing	105	182	(18)
General and administrative	49	82	(10)
Total	$333	$578	$(76)